Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2019	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	2,014	--	--	--	2,014	--	2,014	--	2,014
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	3,667	--	--	3,667	3,667	--	--	3,667
Bond funds (restricted)	--	2,000	--	--	2,000	2,000	--	--	2,000
Note receivable	--	1,278	--	--	1,278	1,278	--	--	1,278

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	4,368	--	4,368	4,368	--	--	4,368
Restricted Cash	--	--	463	--	463	463	--	--	463
Trade and other receivables	--	--	5,915	--	5,915	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	6,682	6,682	--	6,148	--	6,148

Current liabilities
Long-term debt	--	--	--	10,864	10,864	--	10,858	--	10,858
Trade payables	--	--	--	2,797	2,797	--	--	--	--

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2018			cost	cost	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	2,229	--	--	--	2,229	--	2,229	--	2,229
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	12,905	--	--	12,905	12,905	--	--	12,905

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	7,402	--	7,402	7,402	--		7,402
Trade and other receivables	--	--	6,030	--	6,030	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,250	16,250	--	15,231	--	15,231
Finance lease obligation	--	--	--	71	71	--	69	--	69

Current liabilities
Long-term debt	--	--	--	816	816	--	809	--	809
Finance lease obligation	--	--	--	34	34	--	34	--	34
Trade payables	--	--	--	2,945	2,945	--	--	--	--